Submission	May 06, 2026
Submission [Line Items]
Central Index Key	0001383312
Registrant Name	Broadridge Financial Solutions, Inc.
Registration File Number	333-289263
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A